Expense Example {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-12 - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604